UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 99.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 2.1%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$100	$105,875
Northrop Grumman Corp., 2.93%, 1/15/25	125	124,545

		$230,420

Agriculture — 1.6%
Reynolds American, Inc., 4.45%, 6/12/25	$164	$175,323

		$175,323

Auto Manufacturers — 5.2%
American Honda Finance Corp., 1.65%, 7/12/21	$180	$175,607
General Motors Financial Co., Inc., 3.10%, 1/15/19	175	176,645
Toyota Motor Credit Corp., 2.15%, 3/12/20	205	205,033

		$557,285

Banks — 14.5%
Bank of America Corp., 4.45%, 3/3/26	$168	$178,635
Capital One N.A., 2.65%, 8/8/22	300	296,777
Citigroup, Inc., 2.70%, 10/27/22	110	109,158
Credit Suisse AG, 5.40%, 1/14/20	100	105,798
Goldman Sachs Group, Inc., 6.15%, 4/1/18	168	170,347
HSBC USA, Inc., 2.375%, 11/13/19	200	200,635
Royal Bank of Canada, 4.65%, 1/27/26	161	172,790
Santander Issuances SAU, 5.179%, 11/19/25	300	322,449

		$1,556,589

Beverages — 2.8%
Constellation Brands, Inc., 2.70%, 5/9/22	$190	$189,034
Dr Pepper Snapple Group, Inc., 2.55%, 9/15/26	120	112,811

		$301,845

Chemicals — 2.8%
Mosaic Co. (The), 3.25%, 11/15/22	$110	$109,299
Sherwin-Williams Co. (The), 3.125%, 6/1/24	187	187,875

		$297,174

Commercial Services — 2.6%
Block Financial, LLC, 4.125%, 10/1/20	$100	$102,892
Ecolab, Inc., 2.70%, 11/1/26	182	174,683

		$277,575

Diversified Financial Services — 8.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 5/15/19	$150	$152,693
Ally Financial, Inc., 4.125%, 3/30/20	122	125,927
American Express Co., 3.00%, 10/30/24	110	109,639
Brookfield Finance, LLC, 4.00%, 4/1/24	183	189,287

Security	Principal Amount (000’s omitted)	Value
Discover Financial Services, 3.85%, 11/21/22	$100	$103,114
Legg Mason, Inc., 4.75%, 3/15/26	100	106,584
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	45	47,337
OM Asset Management PLC, 4.80%, 7/27/26	100	103,652

		$938,233

Electric — 4.6%
AES Gener S.A., 5.25%, 8/15/21(1)	$100	$104,667
Dominion Energy, Inc., 1.90%, 6/15/18	190	190,047
Georgia Power Co., 1.95%, 12/1/18	200	199,926

		$494,640

Foods — 1.0%
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$110	$109,179

		$109,179

Gas — 1.0%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$105,000

		$105,000

Health Care – Products — 2.8%
Abbott Laboratories, 3.40%, 11/30/23	$120	$122,016
Becton Dickinson and Co., 3.734%, 12/15/24	172	175,292

		$297,308

Health Care – Services — 2.1%
Anthem, Inc., 2.50%, 11/21/20	$120	$120,144
MEDNAX, Inc., 5.25%, 12/1/23(1)	100	102,750

		$222,894

Home Builders — 1.0%
Lennar Corp., 4.75%, 4/1/21	$105	$110,381

		$110,381

Home Furnishings — 1.0%
Harman International Industries, Inc., 4.15%, 5/15/25	$100	$103,501

		$103,501

Household Products — 0.9%
Church & Dwight Co., Inc., 3.15%, 8/1/27	$100	$98,326

		$98,326

Housewares — 1.7%
Newell Brands, Inc., 3.85%, 4/1/23	$180	$186,794

		$186,794

Insurance — 1.9%
Principal Life Global Funding II, 3.00%, 4/18/26(1)	$110	$108,929
XLIT, Ltd., 2.30%, 12/15/18	100	100,128

		$209,057

Internet — 1.5%
Symantec Corp., 5.00%, 4/15/25(1)	$150	$157,500

		$157,500

Iron & Steel — 1.6%
Nucor Corp., 4.00%, 8/1/23	$163	$171,427

		$171,427

Security	Principal Amount (000’s omitted)	Value
Machinery – Construction & Mining — 1.1%
Caterpillar Financial Services Corp., 2.00%, 11/29/19	$115	$114,925

		$114,925

Media — 2.2%
Comcast Corp., 3.00%, 2/1/24	$120	$121,021
Time Warner, Inc., 3.80%, 2/15/27	120	119,861

		$240,882

Mining — 1.9%
Freeport-McMoRan, Inc., 2.375%, 3/15/18	$100	$100,125
Glencore Funding, LLC, 4.125%, 5/30/23(1)	100	103,810

		$203,935

Miscellaneous Manufacturing — 1.1%
Hexcel Corp., 4.70%, 8/15/25	$110	$117,786

		$117,786

Oil & Gas — 5.3%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$194	$192,358
BP Capital Markets PLC, 3.506%, 3/17/25	170	175,087
Concho Resources, Inc., 3.75%, 10/1/27	100	100,757
Encana Corp., 6.50%, 5/15/19	100	105,472

		$573,674

Pharmaceuticals — 2.7%
AstraZeneca PLC, 2.375%, 11/16/20	$190	$189,929
Mylan N.V., 3.95%, 6/15/26	100	99,876

		$289,805

Pipelines — 2.9%
Energy Transfer, L.P., 6.70%, 7/1/18	$100	$102,631
Energy Transfer, L.P./Regency Energy Finance Corp., 5.00%, 10/1/22	100	107,152
Kinder Morgan, Inc., 3.15%, 1/15/23	100	99,424

		$309,207

Real Estate Investment Trusts (REITs) — 6.7%
Boston Properties, L.P., 3.85%, 2/1/23	$177	$185,348
CBL & Associates, L.P., 4.60%, 10/15/24	100	90,014
Crown Castle International Corp., 3.20%, 9/1/24	100	98,717
DDR Corp., 4.625%, 7/15/22	150	157,507
EPR Properties, 4.50%, 6/1/27	100	100,825
Simon Property Group, L.P., 2.20%, 2/1/19	85	85,222

		$717,633

Retail — 6.1%
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(1)	$100	$99,632
CVS Health Corp., 2.25%, 8/12/19	100	99,942
L Brands, Inc., 7.00%, 5/1/20	100	110,000
Tapestry, Inc., 4.125%, 7/15/27	190	190,788
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	150	152,798

		$653,160

Semiconductors — 0.9%
QUALCOMM, Inc., 3.00%, 5/20/22	$100	$99,911

		$99,911

Security	Principal Amount (000’s omitted)	Value
Software — 1.8%
Electronic Arts, Inc., 3.70%, 3/1/21	$100	$103,168
Fidelity National Information Services, Inc., 3.625%, 10/15/20	84	86,505

		$189,673

Telecommunications — 3.3%
AT&T, Inc., 2.625%, 12/1/22	$178	$174,664
Verizon Communications, Inc., 4.125%, 3/16/27	170	177,063

		$351,727

Toys, Games & Hobbies — 0.9%
Hasbro, Inc., 3.50%, 9/15/27	$100	$97,740

		$97,740

Transportation — 0.9%
A.P. Moller – Maersk A/S, 3.75%, 9/22/24(1)	$100	$100,900

		$100,900

Total Corporate Bonds & Notes (identified cost $10,669,826)		$10,661,409

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(2)	17,195	$17,197

Total Short-Term Investments (identified cost $17,197)		$17,197

Total Investments — 99.4% (identified cost $10,687,023)		$10,678,606

Other Assets, Less Liabilities — 0.6%		$67,893

Net Assets — 100.0%		$10,746,499

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $934,704 or 8.7% of the Fund’s net assets.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $1,287.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	81.3%	$8,739,658
United Kingdom	4.5	468,668
Canada	3.5	377,894
Spain	3.0	322,449
Netherlands	1.9	205,751
Ireland	1.4	152,693
Switzerland	1.0	105,798
Chile	1.0	104,667
Denmark	0.9	100,900
Cayman Islands	0.9	100,128

Total Investments	99.4%	$10,678,606

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,661,409	$—	$10,661,409
Short-Term Investments	—	17,197	—	17,197
Total Investments	$—	$10,678,606	$—	$10,678,606

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018